Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of key management personnel and directors’ compensation

The following summarizes key management personnel and directors’ compensation for the six months ended June 30, 2025 and 2024:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Compensation and benefits	$318	$296	$617	$612
Cash paid for settlement of share-based awards	1,160	-	1,160	-
Share-based compensation	19	51	35	82
	$1,497	$347	$1,812	$694